Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2017

Collection Period Start	1-Feb-17	Distribution Date	15-Mar-17
Collection Period End	28-Feb-17	30/360 Days	30
Beg. of Interest Period	15-Feb-17	Actual/360 Days	28
End of Interest Period	15-Mar-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	292,266,954.05	249,346,428.54	0.2213938
Total Securities		1,126,257,618.08	292,266,954.05	249,346,428.54	0.2213938
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.290000%	129,050,000.00	112,059,335.97	69,138,810.46	0.5357521
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	42,920,525.51	120,463.79	332.5883418	0.9334660
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	42,920,525.51	120,463.79

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,895,280.53
Monthly Interest				1,379,644.45
Total Monthly Payments				5,274,924.98

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				268,757.46
Aggregate Sales Proceeds Advance				19,516,041.43
Total Advances				19,784,798.89

Vehicle Disposition Proceeds:
Reallocation Payments				31,520,662.15
Repurchase Payments				1,891,010.02
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,466,825.20
Excess Wear and Tear and Excess Mileage				349,088.21
Remaining Payoffs				0.00
Net Insurance Proceeds				402,068.37
Residual Value Surplus				503,472.55
Total Collections				67,192,850.37

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	20,657,676.12			1,388
Involuntary Repossession	175,610.00			15
Voluntary Repossession	70,657.00			6
Full Termination	10,605,943.03			760
Bankruptcty	10,776.00			1
Insurance Payoff		399,019.49		23
Customer Payoff			393,408.57	23
Grounding Dealer Payoff			4,764,916.89	269
Dealer Purchase			1,103,791.18	60
Total	31,520,662.15	399,019.49	6,262,116.64	2,545

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	16,533	336,207,236.13	7.00000%	292,266,954.05
Total Depreciation Received		(4,878,247.41)		(3,956,265.70)
Principal Amount of Gross Losses	(42)	(826,618.40)		(733,033.88)
Repurchase / Reallocation	(120)	(2,076,225.82)		(1,891,010.02)
Early Terminations	(1,080)	(20,574,920.18)		(17,950,690.28)
Scheduled Terminations	(1,121)	(20,423,911.28)		(18,389,525.63)
Pool Balance - End of Period	14,170	287,427,313.04		249,346,428.54

Remaining Pool Balance
Lease Payment				31,138,534.11
Residual Value				218,207,894.43
Total				249,346,428.54

III. DISTRIBUTIONS

Total Collections					67,192,850.37
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					67,192,850.37

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					304,138.71
3. Reimbursement of Sales Proceeds Advance					23,303,082.02
4. Servicing Fee:
Servicing Fee Due					243,555.80
Servicing Fee Paid					243,555.80
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					23,850,776.53

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	120,463.79

Class A-4 Notes Monthly Interest Paid	120,463.79
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	120,463.79
Total Note and Certificate Monthly Interest Paid	120,463.79
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	43,221,610.05

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	42,920,525.51

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	42,920,525.51
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	301,084.54

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			301,084.54
Gross Reserve Account Balance			17,194,948.81
Remaining Available Collections Released to Seller			301,084.54
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.91
Monthly Prepayment Speed			104%
Lifetime Prepayment Speed			84%

		$	units
Recoveries of Defaulted and Casualty Receivables		692,452.90
Securitization Value of Defaulted Receivables and Casualty Receivables		733,033.88	42
Aggregate Defaulted and Casualty Gain (Loss)		(40,580.98)
Pool Balance at Beginning of Collection Period		292,266,954.05
Net Loss Ratio
Current Collection Period		-0.0139%
Preceding Collection Period		-0.0644%
Second Preceding Collection Period		-0.0180%
Third Preceding Collection Period		0.0000%

Cumulative Net Losses for all Periods		0.4150%	4,673,742.20

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	1.00%	2,928,139.14	163
61-90 Days Delinquent	0.26%	758,774.35	44
91-120+ Days Delinquent	0.10%	287,520.80	18
More than 120 Days	0.01%	19,838.32	1
Total Delinquent Receivables:	1.37%	3,994,272.61	226

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.36%	0.38%
Preceding Collection Period		0.46%	0.46%
Second Preceding Collection Period		0.41%	0.40%
Third Preceding Collection Period		0.33%	0.33%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		31,263,619.15	2,148
Securitization Value		35,114,871.52	2,148
Aggregate Residual Gain (Loss)		(3,851,252.37)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		322,465,599.91	22,459
Cumulative Securitization Value		359,412,360.19	22,459
Cumulative Residual Gain (Loss)		(36,946,760.28)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			40,756,366.09
Reimbursement of Outstanding Advance			23,303,082.02
Additional Advances for current period			19,516,041.43
Ending Balance of Residual Advance			36,969,325.50

Beginning Balance of Payment Advance			706,935.31
Reimbursement of Outstanding Payment Advance			304,138.71
Additional Payment Advances for current period			268,757.46
Ending Balance of Payment Advance			671,554.06

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of February 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO